BALANCE SHEETS (parenthetical) - $ / shares	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Balance Sheet
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	50,000,000	20,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	100,000,000
Common stock, shares issued	90,994,704	86,348,704
Common stock, shares outstanding	90,994,704	86,348,704	81,577,481
Treasury stock, shares	50,000	50,000	50,000